Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 282	$ 273	$ 192
Unbilled revenues, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	132	123	87
Trade receivables, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	62	80	40
Indirect taxes receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	46	31	39
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	27	23	13
Accrued interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 15	$ 16	$ 13